SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

11.           SHARE-BASED COMPENSATION

Share incentive plan

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan (the "2018 plan") for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2018 plan, the maximum aggregate number of shares which may be issued is 25,336,096 ordinary shares, plus an annual increase equal to 1.0% of the total number of the then issued and outstanding shares. The share options expire 10 years from the date of grant.

The Company's board of directors and shareholders approved the 2019 Share Incentive Plan (the "2019 Plan") and amended it in August 2020, for the granting of share options and restricted shares to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. Under the 2019 plan, the maximum aggregate number of shares which may be issued is 17,547,567 ordinary shares,and may increase annually by an amount up to 1.0% of the total number of ordinary shares then issued and outstanding commencing with the first fiscal year beginning January 1, 2021 or such fewer amount as determined by the board of directors. The share options and restricted shares expire 10 years from the date of grant.

Stock options

On May 20 and November 20, 2018, and May 20, 2020, the Company granted 24,627,493, 690,023 and 3,514 stock options, respectively, with an exercises price of US$0.00001 per share to certain employees, directors and officers. The stock options shall vest over a period from immediate to 4 years. The grant date fair value per option was RMB 48.64, RMB 60.77 and RMB 32.02, respectively.

The Company used the binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from an independent valuation firm. The fair value of options approximates the fair value of underlying ordinary shares as the exercise price is nominal.

11.           SHARE-BASED COMPENSATION – continued

Share incentive plan - continued

Stock options – continued

The fair value per option was estimated at the date of grant using the following assumptions:

Year ended,
December 31, 2018
RMB
Average risk-free rate of interest	3.18%
Estimated volatility rate	51.32%-53.49%
Dividend yield	0.00%
Time to maturity	10 years
Exercise price	USD 0.00001

The risk-free rate of interest is based on the yield of US Treasury Strip Bond as of the valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The fair value of ordinary share underlying the options has been determined by considering a number of objective and subjective factors such as operating and financial performance, round of financing investment, discount for lack of marketability and general and industry specific economic outlook, amongst other factors.

A summary of option activity during period from January 1, 2020 to December 31, 2020 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2020	18,032,970	0.00001	6.91	613,301
Options granted in 2020	3,514	0.00001	8.79	135
Options forfeited in 2020	(145,759)	0.00001	5.83	—
Options exercised in 2020	(10,279,338)	0.00001	5.75	(395,343)
Options outstanding at December 31, 2020	7,611,387	0.00001	6.20	292,734
Options exercisable at December 31, 2020	3,639,244	0.00001	5.99	139,965
Options vested or expected to be vested at December 31, 2020	7,611,387	0.00001	6.20	292,734

As of December 31, 2020, there was RMB 89,369 of unrecognized compensation cost related to share options that are expected to be recognized over a weighted-average vesting period of 0.60 years.

Restricted Shares

A summary of the restricted shares for the year ended December 31, 2020 was stated below:

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value
Outstanding at January 1, 2020	1,266,825	30.18
Granted	15,959,139	40.31
Forfeited	(150,502)	30.63
Vested	(753,642)	30.43
Outstanding at December 31, 2020	16,321,820	40.07

11.           SHARE-BASED COMPENSATION – continued

Share incentive plan - continued

The restricted shares granted shall vest in accordance with contractual schedules over a period from three to five years. The fair value of the restricted shares was determined by the closing sales price of the shares on the grant date. The total fair value of the restricted shares vested for the years ended December 31, 2020 was RMB 22,931. As of December 31, 2020, there was RMB 598,244 of unrecognized compensation cost related to restricted shares that are expected to be recognized over a weighted-average vesting period of 1.93 years.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period. Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Facilitation, origination and servicing expenses	55,601	72,192
Sales and marketing expenses	6,805	8,164
General and administrative expenses	188,022	220,805
Total	250,428	301,161